Consolidated Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Consolidated Valuation And Qualifying Accounts
SCHEDULE II – CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

	Years Ended
	2023	2022	2021
Accounts receivable – Allowance for doubtful accounts
Balance, beginning of period	$211	$66	$11
Provision charged to expense	52	169	55
Reserve adjustments	—	(16)	—
Write-offs, net of recoveries	(123)	(8)	—
Balance, end of period	$140	$211	$66
Inventories – Allowance for obsolescence
Balance, beginning of period	$1,320	$7,021	$5,200
Provision charged to expense	2,219	1,074	2,456
Reserve adjustments(1)	—	(6,691)	—
Write-offs, net of recoveries	—	(84)	(635)
Balance, end of period	$3,539	$1,320	$7,021
Deferred tax assets – Valuation allowance
Balance, beginning of period	$8,312	$915	$594
Adjustments	1,381	7,397	321
Balance, end of period	$9,693	$8,312	$915